Other investments - Narrative (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of financial assets [line items]
Loan guaranteed by subsidiary	£ 57	£ 37	£ 40
Customers and third parties
Disclosure of financial assets [line items]
Allowances of loans made to customers and other third parties	121	129	113
Customers and third parties | Loans
Disclosure of financial assets [line items]
Loan guaranteed by subsidiary	6	6	3
Associates | Loans
Disclosure of financial assets [line items]
Loan guaranteed by subsidiary	£ 29	£ 12	£ 7